Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
T. Rowe Price U.S. Bond Index Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001120924_SupplementTextBlock

T. Rowe Price U.S. Bond Enhanced Index Fund (formerly T. Rowe Price U.S. Bond Index Fund)

Supplement to Prospectus dated March 1, 2011

The T. Rowe Price U.S. Bond Index Fund has changed its name to the T. Rowe Price U.S. Bond Enhanced Index Fund. Accordingly, all references in the prospectus to the U.S. Bond Index Fund are replaced by reference to the U.S. Bond Enhanced Index Fund.

On page 1, the fund's "Investment Objective" is revised as follows:

The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market.

On pages 2–3, the fund's "Principal Investment Strategies" are replaced with the following:

The fund's overall investment strategy is to match or incrementally exceed the total return of the U.S. investment-grade bond market by using the Barclays Capital U.S. Aggregate Index as its benchmark index. Substantially all fund assets will be invested in a range of bonds specifically represented in the Barclays Capital U.S. Aggregate Index. The Barclays Capital U.S. Aggregate Index typically includes more than 6,000 investment-grade, fixed income securities with intermediate- to long-term maturities. The maturity range of the index was 5.49 to 7.54 years for the last five years ended December 31, 2010, although it will vary with market conditions.

While the fund's portfolio is structured to have similar overall characteristics to the fund's benchmark index, the portfolio manager may adjust certain holdings in relation to their weighting in the index and use other investment strategies in an attempt to generate a modest amount of outperformance over the index. The portfolio manager evaluates specific traits and sectors within the fund's benchmark index and, within each broad segment of the index (such as corporate bonds, U.S. government securities, and asset- and mortgage-backed securities), selects a set of U.S. dollar-denominated bonds that represents key benchmark traits. The most important of these traits are interest rate sensitivity, credit quality, and sector diversification, although other characteristics may be considered. Based on the portfolio manager's views as to the relative value or attractiveness of a specific trait or sector, the fund places a slightly greater or lesser emphasis on certain index characteristics than their representation in the index. This could result in the fund being marginally underweight or overweight in certain sectors versus the benchmark index, or having a duration or interest rate exposure that differs slightly from those of the index.

The fund's holdings will normally include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, and U.S. dollar-denominated securities of foreign issuers. Municipal bonds also may be included in the fund.

While there is no guarantee, the correlation between the fund and its index is expected to be at least 0.95. A correlation of 1.00 would mean the returns of the fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the fund are unrelated to movements in the index.

The fund may sell securities to better align its portfolio with the characteristics of its benchmark or to satisfy redemption requests. However, the fund is not required to sell specific securities that have been removed from its index.

On page 4, under "Principal Risks," the fund's risk of tracking error is revised as follows:

Tracking error  Index funds are generally subject to the risk that their returns will be slightly below the returns of the index they are designed to track (referred to as "tracking error") because the fund incurs fees and transaction expenses while the index has no fees or expenses. The fund may experience tracking error due to changes in the composition of the index or the timing of purchases and redemptions of fund shares, or because it does not attempt to replicate its benchmark index. In addition, the fund's attempts to achieve incremental returns above the index could result in a greater chance of tracking error when compared with a fund that strictly follows a passive indexing strategy.

On page 22, the first sentence is replaced with the following:

The fund was originally incorporated in Maryland in 2000 and is an "open-end management investment company" or mutual fund. Effective May 6, 2011, the fund changed its name from T. Rowe Price U.S. Bond Index Fund, Inc. to T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

On page 26, the last sentence of the first paragraph is revised as follows:

Finally, the fund's efforts to have its performance incrementally exceed the performance of its index could be unsuccessful, thereby increasing the fund's risk of tracking error.

On page 32, the first sentence of the operating policies under "Swaps" is revised as follows:

The fund will use swaps in a manner consistent with its strategy of seeking to match or incrementally exceed the performance of its benchmark index.

The date of this supplement is May 6, 2011.

F134-041  5/6/11